Document and Entity Information	Total
Risk/Return:
Registrant Name	DELAWARE VIP TRUST
Document Type	497
Document Period End Date	Dec. 31, 2019
Central Index Key	0000814230
Amendment Flag	false
Document Creation Date	May 04, 2020
Document Effective Date	May 04, 2020
Prospectus Date	Apr. 29, 2020
Entity Inv Company Type	N-1A